UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2017 (unaudited)

	Principal Amount (000s)	Value*
CORPORATE BONDS & NOTES - 53.0%

Aerospace & Defense - 0.8%

Northrop Grumman Corp.,
2.08%, 10/15/20	$750	$744,333
United Technologies Corp.,
1.90%, 5/4/20	350	346,648
4.15%, 5/15/45	200	213,384

		1,304,365

Agriculture - 0.9%

Altria Group, Inc.,
5.375%, 1/31/44	300	365,462
Philip Morris International, Inc.,
2.00%, 2/21/20	800	795,223
2.375%, 8/17/22	200	197,166

		1,357,851

Auto Manufacturers - 4.9%

American Honda Finance Corp.,
1.95%, 7/20/20	500	496,215
2.00%, 2/14/20	800	796,103
2.60%, 11/16/22	750	750,871
Daimler Finance North America LLC (a)(b),
2.00%, 7/6/21	500	489,335
2.30%, 2/12/21	750	743,904
Ford Motor Credit Co. LLC,
2.681%, 1/9/20	850	852,421
General Motors Co.,
5.15%, 4/1/38	200	213,753
General Motors Financial Co., Inc.,
2.35%, 10/4/19	350	349,082
2.65%, 4/13/20	350	350,245
3.95%, 4/13/24	300	309,201
Kia Motors Corp. (a)(b),
3.50%, 10/25/27	750	738,630
PACCAR Financial Corp.,
1.65%, 8/11/21	500	486,209
2.30%, 8/10/22	250	247,401
Toyota Motor Credit Corp.,
1.95%, 4/17/20	800	796,997

		7,620,367

Banks - 19.7%

Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	1,000	1,008,525
Bank Nederlandse Gemeenten NV (a)(b),
1.625%, 4/19/21	800	783,202
2.375%, 3/16/26	500	488,537
Bank of America Corp.,
2.65%, 4/1/19, Ser. L	800	804,626
4.00%, 4/1/24	400	423,115
5.625%, 7/1/20	600	648,585
Bank of Montreal,
2.10%, 6/15/20	850	844,944
2.375%, 1/25/19	300	300,913
Bank of New York Mellon Corp.,
2.60%, 2/7/22	800	802,192
Bank of Nova Scotia,
1.875%, 4/26/21	700	686,638
2.15%, 7/14/20	850	846,048
2.80%, 7/21/21	300	302,828
Barclays PLC,
2.75%, 11/8/19	850	852,310
4.375%, 1/12/26	550	573,373
4.95%, 1/10/47	300	333,939
Citigroup, Inc.,
8.125%, 7/15/39	300	480,845
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	500	487,778
Credit Suisse AG,
2.30%, 5/28/19	850	850,923

Deutsche Bank AG,
2.85%, 5/10/19	850	853,040
3.375%, 5/12/21	400	403,969
Dexia Credit Local S.A. (a)(b),
1.875%, 3/28/19	400	398,131
Fifth Third Bancorp,
2.60%, 6/15/22	400	398,036
Goldman Sachs Group, Inc.,
2.375%, 1/22/18, Ser. GLOB	500	500,109
2.55%, 10/23/19	500	501,104
6.00%, 6/15/20, Ser. D	400	432,707
JPMorgan Chase & Co.,
3.625%, 5/13/24	450	468,215
4.40%, 7/22/20	800	840,677
5.40%, 1/6/42	250	314,375
6.30%, 4/23/19	500	526,455
KFW,
1.25%, 9/30/19	800	789,542
1.50%, 4/20/20	1,200	1,184,896
Macquarie Bank Ltd. (a)(b),
2.35%, 1/15/19	300	300,097
3.90%, 1/15/26	700	727,916
Morgan Stanley,
2.50%, 1/24/19	600	601,645
2.50%, 4/21/21	500	499,351
2.80%, 6/16/20	850	858,120
4.375%, 1/22/47	300	329,382
National Australia Bank Ltd.,
2.625%, 1/14/21	200	200,918
Royal Bank of Canada,
2.125%, 3/2/20	800	797,804
2.30%, 3/22/21	700	696,105
Santander UK PLC,
4.00%, 3/13/24	400	422,541
State Street Corp.,
2.55%, 8/18/20	850	855,904
Svenska Handelsbanken AB,
2.50%, 1/25/19	500	501,970
Swedbank AB,
1.75%, 3/12/18	400	399,848
Toronto-Dominion Bank,
1.80%, 7/13/21	400	391,865
1.90%, 10/24/19	750	745,826
UBS AG,
2.375%, 8/14/19	550	550,527
Wells Fargo & Co.,
2.125%, 4/22/19	350	349,983
2.50%, 3/4/21	600	599,942
3.45%, 2/13/23, Ser. M	400	407,846
Westpac Banking Corp.,
2.00%, 3/3/20	350	347,618
2.85%, 5/13/26	800	781,426

		30,497,211

Biotechnology - 0.6%

Amgen, Inc.,
2.25%, 8/19/23	500	485,494
Gilead Sciences, Inc.,
1.85%, 9/20/19	400	398,395

		883,889

Chemicals - 0.6%

Dow Chemical Co.,
7.375%, 11/1/29	300	400,808
Potash Corp. of Saskatchewan, Inc.,
4.00%, 12/15/26	500	520,997

		921,805

Commercial Services - 0.2%

Ecolab, Inc.,
2.375%, 8/10/22	250	247,438

Consumer Products - 1.5%

Colgate-Palmolive Co.,
2.25%, 11/15/22	750	743,885
3.70%, 8/1/47	500	512,294

Procter & Gamble Co.,
1.90%, 10/23/20	300	298,481
Unilever Capital Corp.,
1.80%, 5/5/20	850	843,975

		2,398,635

Electric Utilities - 1.4%

Consolidated Edison Co. of New York, Inc., Ser. 12-A,
4.20%, 3/15/42	200	217,478
Electricite de France S.A. (a)(b),
2.15%, 1/22/19	300	300,064
4.875%, 1/22/44	300	334,331
Enel Finance International NV,
6.80%, 9/15/37	150	201,064
Florida Power & Light Co.,
3.70%, 12/1/47	300	313,228
Georgia Power Co., Ser. C,
2.00%, 9/8/20	500	497,284
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	300,789

		2,164,238

Electronics - 0.7%

Honeywell International, Inc.,
1.80%, 10/30/19	750	746,150
Tyco Electronics Group S.A.,
3.45%, 8/1/24	300	308,776

		1,054,926

Food & Beverage - 3.3%

Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	500	502,825
4.90%, 2/1/46	150	174,389
Coca-Cola Co.,
1.375%, 5/30/19	850	842,978
Diageo Capital PLC,
3.875%, 4/29/43	250	262,019
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	316,241
General Mills, Inc.,
2.60%, 10/12/22	750	745,051
Kellogg Co.,
3.40%, 11/15/27	750	747,707
Kraft Heinz Foods Co.,
5.375%, 2/10/20	400	423,987
Kroger Co.,
3.70%, 8/1/27	250	253,570
4.65%, 1/15/48	200	205,370
PepsiCo, Inc.,
1.55%, 5/2/19	350	348,111
2.15%, 10/14/20	300	299,653

		5,121,901

Healthcare-Products - 0.4%

Abbott Laboratories,
2.35%, 11/22/19	350	350,197
Thermo Fisher Scientific, Inc.,
4.10%, 8/15/47	200	206,725

		556,922

Insurance - 0.8%

Allstate Corp.,
3.28%, 12/15/26	500	508,354
MetLife, Inc.,
5.70%, 6/15/35	550	697,502

		1,205,856

Internet - 0.3%

Priceline Group, Inc.,
3.55%, 3/15/28	500	496,176

IT Services - 0.4%

International Business Machines Corp.,
1.80%, 5/17/19	300	299,256
1.90%, 1/27/20	350	348,483

		647,739

Machinery-Construction & Mining - 0.5%

Caterpillar Financial Services Corp.,
2.10%, 1/10/20	850	848,443

Machinery-Diversified - 1.0%

CNH Industrial Capital LLC,
4.875%, 4/1/21	150	157,875
John Deere Capital Corp.,
1.95%, 6/22/20	650	645,580
2.65%, 6/24/24	250	247,786
2.80%, 3/6/23	500	502,238

		1,553,479

Media - 1.9%

CBS Corp.,
2.30%, 8/15/19	400	399,837
3.70%, 6/1/28 (a)(b)	750	740,985
Comcast Corp.,
6.45%, 3/15/37	300	405,256
Discovery Communications LLC,
3.80%, 3/13/24	500	507,799
6.35%, 6/1/40	150	176,896
Time Warner Cable LLC,
6.75%, 6/15/39	300	360,816
Time Warner, Inc.,
4.875%, 3/15/20	300	315,823

		2,907,412

Mining - 0.5%

Glencore Funding LLC (a)(b),
3.00%, 10/27/22	750	744,056

Miscellaneous Manufacturing - 0.5%

General Electric Co.,
5.50%, 1/8/20	400	424,812
Siemens Financieringsmaatschappij NV (a)(b),
4.40%, 5/27/45	300	336,999

		761,811

Oil, Gas & Consumable Fuels - 3.7%

BP Capital Markets PLC,
1.768%, 9/19/19	700	696,128
2.237%, 5/10/19	850	851,311
2.315%, 2/13/20	800	802,147
3.723%, 11/28/28	400	419,388
CNOOC Nexen Finance 2014 ULC,
4.25%, 4/30/24	300	316,777
Occidental Petroleum Corp.,
3.00%, 2/15/27	300	298,513
Shell International Finance BV,
2.125%, 5/11/20	850	848,470
6.375%, 12/15/38	150	209,377
Sinopec Group Overseas Development 2016 Ltd. (a)(b),
2.125%, 5/3/19	200	198,744
Statoil ASA,
2.65%, 1/15/24	400	398,521
2.90%, 11/8/20	400	406,732
Total Capital International S.A.,
2.10%, 6/19/19	350	349,915

		5,796,023

Paper & Forest Products - 0.2%

International Paper Co.,
4.35%, 8/15/48	300	314,249

Pharmaceuticals - 2.5%

AstraZeneca PLC,
1.95%, 9/18/19	400	397,867
Bristol-Myers Squibb Co.,
1.60%, 2/27/19	850	846,017

Johnson & Johnson,
1.95%, 11/10/20	300	298,681
4.375%, 12/5/33	250	285,338
Merck & Co., Inc.,
1.85%, 2/10/20	850	845,476
Novartis Capital Corp.,
1.80%, 2/14/20	800	794,337
Pfizer, Inc.,
1.70%, 12/15/19	350	347,856

		3,815,572

Pipelines - 0.3%

Enterprise Products Operating LLC,
4.85%, 3/15/44	100	109,933
Kinder Morgan, Inc.,
3.15%, 1/15/23	350	348,221

		458,154

Retail - 0.9%

Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	300	255,632
McDonald’s Corp.,
4.875%, 12/9/45	200	232,411
Target Corp.,
2.30%, 6/26/19	350	351,725
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	301,919
4.50%, 11/18/34	300	313,959

		1,455,646

Software - 0.6%

Microsoft Corp.,
3.30%, 2/6/27	150	154,859
Oracle Corp.,
2.625%, 2/15/23	750	752,085

		906,944

Technology Hardware, Storage & Peripherals - 1.0%

Apple, Inc.,
1.90%, 2/7/20	350	349,035
2.25%, 2/23/21	500	499,595
3.35%, 2/9/27	300	307,578
4.65%, 2/23/46	300	351,856

		1,508,064

Telecommunications - 2.1%

AT&T, Inc.,
4.80%, 6/15/44	700	694,356
5.15%, 2/14/50	400	403,565
Cisco Systems, Inc.,
2.45%, 6/15/20	700	704,784
5.50%, 1/15/40	250	331,238
Orange S.A.,
1.625%, 11/3/19	850	839,691
Verizon Communications, Inc.,
5.50%, 3/16/47	250	285,707

		3,259,341

Transportation - 0.8%

CSX Corp.,
2.60%, 11/1/26	150	143,378
FedEx Corp.,
4.10%, 4/15/43	300	307,417
United Parcel Service, Inc.,
2.05%, 4/1/21	750	746,311

		1,197,106

Total Corporate Bonds & Notes (cost-$81,492,254)		82,005,619

U.S. TREASURY OBLIGATIONS - 33.2%

U.S. Treasury Bonds,
2.25%, 8/15/46	1,900	1,712,019
2.50%, 2/15/45	670	638,165
2.75%, 8/15/47	350	350,119
3.125%, 2/15/42	1,705	1,831,440

3.125%, 2/15/43	800	858,775
3.50%, 2/15/39	1,550	1,769,295
4.75%, 2/15/37	450	599,212
4.75%, 2/15/41	1,260	1,709,157
5.50%, 8/15/28	400	514,706
6.00%, 2/15/26	650	824,052
6.25%, 5/15/30	150	210,854
U.S. Treasury Notes,
1.125%, 9/30/21	1,000	964,859
1.375%, 3/31/20	5,600	5,534,458
1.50%, 12/31/18	2,335	2,327,759
1.50%, 8/15/26	1,000	930,156
1.625%, 5/15/26	350	329,623
1.75%, 10/31/20 (d)	5,580	5,548,777
1.75%, 11/15/20	4,000	3,977,162
1.75%, 3/31/22	770	757,427
1.75%, 1/31/23	4,690	4,584,421
1.875%, 10/31/22	2,320	2,286,353
2.00%, 11/15/26	2,000	1,935,286
2.125%, 1/31/21	2,740	2,749,912
2.125%, 6/30/22	800	798,577
2.125%, 3/31/24	4,100	4,057,858
2.125%, 5/15/25	2,000	1,969,340
2.25%, 3/31/21	1,630	1,640,961

Total U.S. Treasury Obligations (cost-$51,867,618)		51,410,723

U.S. GOVERNMENT AGENCY SECURITIES - 27.8%

Fannie Mae, MBS, TBA (c),
2.50%, 1/23/33, 15 Year	1,250	1,248,723
3.00%, 1/23/33, 15 Year	1,350	1,375,485
3.00%, 1/18/48, 30 Year	3,950	3,951,099
3.50%, 1/23/33, 15 Year	960	991,083
3.50%, 1/18/48, 30 Year	4,810	4,941,689
4.00%, 1/18/48, 30 Year	3,250	3,400,729
4.50%, 1/18/48, 30 Year	1,250	1,330,070
5.00%, 1/18/48, 30 Year	1,120	1,204,175
Freddie Mac,
2.50%, 1/23/33 MBS, TBA, 15 Year (c)	860	858,863
3.00%, 1/23/33 MBS, TBA, 15 Year (c)	840	855,690
3.00%, 1/18/48 MBS, TBA, 30 Year (c)	2,660	2,661,804
3.50%, 1/23/33 MBS, TBA, 15 Year (c)	500	516,789
3.50%, 1/18/48 MBS, TBA, 30 Year (c)	3,220	3,308,480
4.00%, 8/1/44	134	140,535
4.00%, 1/18/48 MBS, TBA, 30 Year (c)	1,850	1,935,430
4.50%, 1/18/48 MBS, TBA, 30 Year (c)	770	818,861
5.00%, 1/18/48 MBS, TBA, 30 Year (c)	720	773,609
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 1/24/48	3,700	3,732,849
3.50%, 1/24/48	4,900	5,069,433
4.00%, 1/24/48	2,220	2,315,633
4.50%, 1/24/48	1,590	1,667,999

Total U.S. Government Agency Securities (cost-$43,133,861)		43,099,028

SOVEREIGN DEBT OBLIGATIONS - 12.2%

Argentina - 0.2%

Argentine Republic Government International Bond,
6.25%, 4/22/19	250	261,638

Brazil - 0.2%

Brazilian Government International Bond,
4.25%, 1/7/25	300	305,475

Canada - 0.4%

Export Development Canada,
1.25%, 12/10/18	350	347,627
Province of Alberta Canada,
1.90%, 12/6/19	350	347,554

		695,181

Chile - 0.4%

Chile Government International Bond,
3.25%, 9/14/21	400	412,100
3.86%, 6/21/47	200	205,900

		618,000

Colombia - 0.5%

Colombia Government International Bond,
4.00%, 2/26/24	400	415,300
5.00%, 6/15/45	300	318,000

		733,300

Croatia - 0.3%

Croatia Government International Bond,
6.75%, 11/5/19	500	537,300

Germany - 0.8%

FMS Wertmanagement AoeR,
1.75%, 1/24/20	1,200	1,192,974

Hungary - 0.3%

Hungary Government International Bond,
4.00%, 3/25/19	500	511,488

Indonesia - 0.8%

Indonesia Government International Bond,
3.75%, 4/25/22	550	567,319
11.625%, 3/4/19	600	664,595

		1,231,914

Japan - 0.3%

Japan Bank for International Cooperation,
2.125%, 7/21/20	500	496,331

Korea (Republic of) - 0.2%

Export-Import Bank of Korea,
2.50%, 11/1/20	400	396,716

Latvia - 0.5%

Latvia Government International Bond,
2.75%, 1/12/20	700	707,350

Lithuania - 0.4%

Lithuania Government International Bond (a)(b),
7.375%, 2/11/20	500	552,894

Mexico - 0.4%

Mexico Government International Bond,
4.60%, 2/10/48	450	444,825
4.75%, 3/8/44	200	202,700

		647,525

Morocco - 0.4%

Morocco Government International Bond,
4.25%, 12/11/22	550	581,218

Panama - 0.5%

Panama Government International Bond,
7.125%, 1/29/26	550	708,125

Peru - 0.6%

Peruvian Government International Bond,
4.125%, 8/25/27	300	326,700
7.125%, 3/30/19	500	535,250

		861,950

Philippines - 0.2%

Philippine Government International Bond,
6.50%, 1/20/20	300	327,002

South Africa - 0.2%

Republic of South Africa Government International Bond,
4.875%, 4/14/26	290	297,186

Supranational - 4.2%

African Development Bank,
1.375%, 12/17/18	1,000	994,905
Asian Development Bank,
1.375%, 1/15/19	200	198,893
1.625%, 3/16/21	700	688,106

Corp. Andina de Fomento,
2.00%, 5/10/19	300	299,296
2.20%, 7/18/20	850	844,433
Council of Europe Development Bank,
1.00%, 2/4/19	1,000	989,439
European Investment Bank,
2.875%, 9/15/20	400	407,920
Inter-American Development Bank,
3.20%, 8/7/42	400	406,301
International Bank for Reconstruction & Development,
1.875%, 10/7/19	500	498,986
International Finance Corp.,
1.75%, 9/16/19	1,200	1,194,673

		6,522,952

Sweden - 0.2%

Svensk Exportkredit AB,
1.75%, 5/18/20	350	346,885

Turkey - 0.2%

Turkey Government International Bond,
4.875%, 10/9/26	300	296,597

Total Sovereign Debt Obligations (cost-$18,685,135)		18,830,001

Repurchase Agreements - 0.4%

State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $686,015; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $701,948 including accrued interest (cost-$686,000)	686	686,000

Total Investments (cost-$195,864,868)-126.6%		196,031,371

Liabilities in excess of other assets (e)-(26.6)%		(41,202,114)

Net Assets-100.0%		$154,829,257

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $8,365,603, representing 5.4% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $8,365,603, representing 5.4% of net assets.
(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2017.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2017:

Type	Contracts	Expiration Date	Notational Amount (000s)	Market Value (000s)	Unrealized Appreciation
Short position contracts:
2-Year U.S. Treasury Note	(198)	3/29/18	$(39,600)	$(42,394)	$80,077

(f)	At December 31, 2017, the Portfolio pledged $195,644 in cash as collateral for futures contracts. The Portfolio also held U.S. Treasury Obligations valued at $104,405 as collateral for TBA securities. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Glossary:

MBS - Mortgage-Backed Securities

TBA - To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2017 (unaudited)

	Shares	Value*
COMMON STOCK - 99.9%

Australia - 1.1%

Breville Group Ltd.	1,464	$14,346
Brickworks Ltd.	5,800	67,080
Cochlear Ltd.	1,199	159,830
Regis Resources Ltd.	34,827	116,815
St. Barbara Ltd.	32,198	95,887
Wesfarmers Ltd.	7,076	244,673

		698,631

Austria - 0.1%

Flughafen Wien AG	961	38,801
Telekom Austria AG	6,385	59,212

		98,013

Belgium - 0.1%

Elia System Operator S.A.	999	57,415

Canada - 3.6%

Agnico Eagle Mines Ltd.	7,143	329,817
BCE, Inc.	7,489	359,734
Canadian Imperial Bank of Commerce	2,043	199,164
Canadian Tire Corp., Ltd., Class A	1,237	161,292
Cascades, Inc.	4,131	44,761
Cogeco Communications, Inc.	1,783	122,668
Constellation Software, Inc.	138	83,658
Dollarama, Inc.	1,575	196,781
Dream Global Real Estate Investment Trust REIT	5,020	48,802
George Weston Ltd.	1,126	97,784
Intact Financial Corp.	924	77,176
Killam Apartment REIT	2,174	24,594
Laurentian Bank of Canada	1,286	57,834
Martinrea International, Inc.	2,083	26,580
NorthWest Healthcare Properties Real Estate Investment Trust REIT	1,602	14,491
Power Corp. of Canada	5,617	144,648
Pure Industrial Real Estate Trust REIT	24,144	130,036
Saputo, Inc.	4,422	158,939
Transcontinental, Inc., Class A	2,390	47,230
Valener, Inc.	1,411	25,492

		2,351,481

China - 2.7%

China Construction Bank Corp., Class H	286,748	263,967
China Dongxiang Group Co., Ltd.	128,883	23,891
China Everbright Greentech Ltd. (a)(e)	66,000	60,823
China Evergrande Group (e)	29,517	101,346
China Huarong Asset Management Co., Ltd., Class H (a)	463,000	218,233
China Mobile Ltd.	5,000	50,560
Hopewell Highway Infrastructure Ltd.	41,000	26,095
Jiangsu Expressway Co., Ltd., Class H	16,811	25,558
Jiayuan International Group Ltd. (e)	44,000	40,886
Longfor Properties Co., Ltd.	29,155	73,066
Orient Securities Co., Ltd., Class H (a)	29,600	27,951
Postal Savings Bank of China Co., Ltd., Class H (a)	194,000	100,609
Shenzhen Expressway Co., Ltd., Class H	46,300	46,924
Tencent Holdings Ltd.	10,900	564,161
Tianneng Power International Ltd.	43,658	45,296
XTEP International Holdings Ltd.	23,349	9,102
Yuzhou Properties Co., Ltd.	63,204	33,690

		1,712,158

Czech Republic - 0.2%

CEZ AS	2,785	64,936
O2 Czech Republic AS	3,273	42,500

		107,436

Denmark - 0.5%

Solar A/S, Class B	333	21,910
Spar Nord Bank A/S	733	8,511
Topdanmark A/S (e)	2,340	101,060
William Demant Holding A/S (e)	5,839	163,097

		294,578

Finland - 0.5%

Elisa Oyj	3,991	156,541
Neste Oyj	3,019	193,249

		349,790

France - 1.8%

Atos SE	1,341	194,968
BioMerieux	1,830	163,847
Cegereal S.A. REIT	2,277	103,600
Eiffage S.A.	175	19,152
Nexity S.A. (e)	633	37,654
Orpea	995	117,147
SCOR SE	3,781	151,972
SEB S.A.	36	6,664
Vinci S.A.	3,377	344,763

		1,139,767

Germany - 0.4%

TAG Immobilien AG	6,918	131,325
Talanx AG (e)	3,095	126,126
WCM Beteiligungs & Grundbesitz AG	5,562	25,827

		283,278

Hong Kong - 2.2%

CK Hutchison Holdings Ltd.	3,703	46,400
CLP Holdings Ltd.	64,219	657,162
Fairwood Holdings Ltd.	11,000	45,022
Hang Seng Bank Ltd.	2,600	64,503
Link REIT	40,508	374,772
Swire Pacific Ltd., Class A	11,844	109,584
WH Group Ltd. (a)	113,000	127,567
Yue Yuen Industrial Holdings Ltd.	2,802	11,002

		1,436,012

Hungary - 0.5%

Magyar Telekom Telecommunications PLC	28,291	50,005
MOL Hungarian Oil & Gas PLC	14,004	162,367
Richter Gedeon Nyrt	4,294	112,425

		324,797

India - 0.2%

Genpact Ltd.	3,508	111,344

Indonesia - 0.5%

Telekomunikasi Indonesia Persero Tbk PT	1,055,000	345,294

Ireland - 0.1%

Irish Residential Properties REIT PLC	3,629	6,532
Origin Enterprises PLC	5,430	41,306

		47,838

Israel - 0.5%

Bank Leumi Le-Israel BM	23,092	138,995
Mizrahi Tefahot Bank Ltd.	7,919	145,869
Shufersal Ltd.	7,306	48,502

		333,366

Italy - 0.7%

Fila SpA	1,621	38,277
Snam SpA	78,847	386,151

		424,428

Japan - 13.4%

ANA Holdings, Inc.	7,954	331,813
Aoyama Trading Co., Ltd.	189	7,063
Asahi Group Holdings Ltd.	5,100	253,060
Astellas Pharma, Inc.	26,208	332,927
Bandai Namco Holdings, Inc.	4,200	137,087

BML, Inc.	1,682	41,817
Canon, Inc.	4,190	156,111
Daiichi Sankyo Co., Ltd.	7,053	183,392
DCM Holdings Co., Ltd.	9,875	91,932
Doutor Nichires Holdings Co., Ltd.	3,649	89,997
DTS Corp.	1,401	45,574
DyDo Group Holdings, Inc.	974	51,398
EDION Corp.	4,727	54,959
EPS Holdings, Inc.	1,400	31,622
Fuji Oil Holdings, Inc.	4,384	127,994
Fuji Soft, Inc.	1,028	32,948
FUJIFILM Holdings Corp.	6,579	268,456
Fukuyama Transporting Co., Ltd.	554	20,904
Geo Holdings Corp.	864	16,710
Hankyu Hanshin Holdings, Inc.	3,930	157,860
Hogy Medical Co., Ltd.	561	42,444
Japan Airlines Co., Ltd.	8,280	323,498
Kagome Co., Ltd.	3,500	129,873
Kajima Corp.	27,000	259,413
Kyowa Exeo Corp.	4,900	126,678
Kyudenko Corp.	2,500	120,723
LaSalle Logiport REIT	68	69,584
McDonald’s Holdings Co. Japan Ltd.	5,400	237,298
Mitsubishi Tanabe Pharma Corp.	14,314	295,013
NEC Networks & System Integration Corp.	1,235	32,427
NET One Systems Co., Ltd.	6,200	95,070
Nichias Corp.	5,604	74,470
Nihon Unisys Ltd.	6,379	132,448
Nippon Telegraph & Telephone Corp.	14,644	688,474
Nisshin Oillio Group Ltd.	1,307	39,547
NTT Data Corp.	18,785	222,862
NTT DOCOMO, Inc.	27,157	642,100
Obayashi Corp.	9,573	115,643
Prima Meat Packers Ltd.	6,538	47,946
Raito Kogyo Co., Ltd.	4,537	51,814
Recruit Holdings Co., Ltd.	9,700	240,851
Rohto Pharmaceutical Co., Ltd.	4,000	106,384
S Foods, Inc.	1,428	64,795
Sawai Pharmaceutical Co., Ltd.	1,875	83,680
Sekisui House Ltd.	8,900	160,544
Senko Group Holdings Co., Ltd.	5,604	40,481
Shibaura Electronics Co., Ltd.	500	22,628
Stella Chemifa Corp.	3,189	104,778
Sumitomo Dainippon Pharma Co., Ltd.	9,632	142,584
Takasago Thermal Engineering Co., Ltd.	1,103	20,169
Takeda Pharmaceutical Co., Ltd.	8,757	495,801
Toho Co., Ltd.	3,900	134,998
Tokyo Electron Ltd.	1,000	180,389
Toray Industries, Inc.	9,274	87,290
Toshiba Plant Systems & Services Corp.	3,300	61,462
Towa Pharmaceutical Co., Ltd.	262	14,271
Tv Tokyo Holdings Corp.	934	20,217
Unipres Corp.	483	12,957
Wacoal Holdings Corp.	502	15,834
West Japan Railway Co.	2,699	196,903
Yakult Honsha Co., Ltd.	2,500	188,638
Yorozu Corp.	841	18,022
Yoshinoya Holdings Co., Ltd.	2,725	46,231
Yurtec Corp.	1,868	15,937

		8,656,793

Korea (Republic of) - 2.1%

CJ Hello Co., Ltd.	2,652	17,568
Daekyo Co., Ltd.	2,318	17,755
Easy Bio, Inc.	6,217	37,239
Hansol Paper Co., Ltd.	1,424	18,622
Hyundai Engineering Plastics Co., Ltd.	2,575	16,337
Hyundai Motor Co.	2,001	291,219
KC Co., Ltd.	210	4,836
KC Tech Co., Ltd. (e)	308	6,128
Kia Motors Corp.	1,598	50,005
KT Corp.	660	18,648
KT&G Corp.	1,576	170,032
Kukdo Chemical Co., Ltd.	388	22,869
Macquarie Korea Infrastructure Fund (f)	8,318	64,101
Samjin Pharmaceutical Co., Ltd.	1,581	52,944
Samsung Electronics Co., Ltd.	215	510,821
Samyang Holdings Corp.	267	30,427
Ubiquoss Holdings, Inc.	1,318	8,520
Ubiquoss, Inc. (e)	420	10,238

		1,348,309

Malaysia - 1.3%

Malayan Banking Bhd.	138,900	336,149
Maxis Bhd.	9,800	14,545
MISC Bhd.	33,000	60,363
Public Bank Bhd.	20,000	102,693
Supermax Corp. Bhd.	59,900	29,602
Tenaga Nasional Bhd.	52,300	197,039
VS Industry Bhd. (e)	110,800	82,409

		822,800

Morocco - 0.1%

Douja Promotion Groupe Addoha S.A.	10,225	36,066

Netherlands - 0.6%

ASR Nederland NV	3,952	162,691
NN Group NV	4,672	202,081
Vastned Retail NV REIT	596	29,534

		394,306

New Zealand - 0.6%

Air New Zealand Ltd.	32,303	73,029
Arvida Group Ltd.	26,315	23,685
Auckland International Airport Ltd.	27,027	124,061
Fonterra Co-operative Group Ltd. UNIT	7,445	33,821
Summerset Group Holdings Ltd.	16,234	63,278
Tourism Holdings Ltd.	9,034	38,734

		356,608

Norway - 0.2%

Marine Harvest ASA (e)	1,170	19,785
Orkla ASA	9,260	98,129

		117,914

Peru - 0.0%

Ferreycorp SAA	40,342	31,726

Poland - 0.4%

Asseco Poland S.A.	1,494	18,845
Ciech S.A. (e)	1,701	28,098
Polski Koncern Naftowy Orlen S.A.	6,041	183,615

		230,558

Russian Federation - 0.1%

PhosAgro PJSC GDR	3,290	50,502

Singapore - 1.8%

Accordia Golf Trust UNIT	37,500	19,206
BOC Aviation Ltd. (a)	15,600	83,068
China Aviation Oil Singapore Corp., Ltd.	6,900	8,340
Fortune Real Estate Investment Trust REIT	32,000	39,566
Frasers Logistics & Industrial Trust REIT	106,900	92,717
Keppel DC REIT	17,100	18,283
Mapletree Industrial Trust REIT	24,100	36,579
Oversea-Chinese Banking Corp., Ltd.	35,500	327,957
SATS Ltd.	27,300	106,142
Sheng Siong Group Ltd.	33,900	23,446
Singapore Airlines Ltd.	35,400	281,955
Sino Grandness Food Industry Group Ltd. (e)	77,400	11,450
Venture Corp., Ltd.	8,600	131,297

		1,180,006

South Africa - 0.0%

Harmony Gold Mining Co., Ltd.	11,080	20,269

Spain - 0.2%

Ebro Foods S.A.	5,628	131,814
Lar Espana Real Estate Socimi S.A. REIT	1,947	20,729

		152,543

Switzerland - 2.3%

Allreal Holding AG (e)	449	75,935
Baloise Holding AG	1,068	166,016
Banque Cantonale Vaudoise	79	59,585
Barry Callebaut AG (e)	80	166,751
BKW AG	111	6,591
Intershop Holding AG	49	24,489
Nestle S.A.	3,032	260,680
Partners Group Holding AG	364	249,410
Schweiter Technologies AG	24	31,116
Siegfried Holding AG (e)	141	46,877
Swiss Life Holding AG (e)	461	162,951
Swiss Re AG	2,362	220,896

		1,471,297

Taiwan - 5.3%

Accton Technology Corp.	75,000	265,822
Arcadyan Technology Corp.	8,000	13,894
Asia Vital Components Co., Ltd.	13,000	14,154
Cheng Uei Precision Industry Co., Ltd.	16,000	26,790
Chicony Power Technology Co., Ltd.	8,080	16,781
Chin-Poon Industrial Co., Ltd.	21,000	40,871
China Airlines Ltd. (e)	148,000	57,761
China Metal Products	25,000	23,859
China Motor Corp.	30,000	26,177
Chunghwa Telecom Co., Ltd.	143,000	508,669
Elite Material Co., Ltd.	41,000	139,210
Farglory Land Development Co., Ltd.	48,000	51,777
First Financial Holding Co., Ltd.	508,160	333,352
Formosa Petrochemical Corp.	110,000	425,475
Formosa Plastics Corp.	24,000	79,413
Getac Technology Corp.	49,000	72,696
Grape King Bio Ltd.	5,000	34,948
Hon Hai Precision Industry Co., Ltd.	139,500	443,552
King Yuan Electronics Co., Ltd.	80,000	81,044
Kinsus Interconnect Technology Corp.	20,000	36,322
Lien Hwa Industrial Corp.	43,000	52,886
Powertech Technology, Inc.	48,000	141,362
Sercomm Corp.	37,000	105,071
Sinbon Electronics Co., Ltd.	35,139	101,697
Sitronix Technology Corp.	11,000	30,873
Taiwan Business Bank	217,690	61,327
Taiwan Hon Chuan Enterprise Co., Ltd.	17,000	32,815
TXC Corp.	42,000	55,977
Wistron NeWeb Corp.	5,909	16,940
WT Microelectronics Co., Ltd.	19,003	28,864
Yageo Corp. (e)	7,830	92,519

		3,412,898

Thailand - 1.6%

Bangkok Bank PCL	24,600	165,308
Charoen Pokphand Foods PCL (c)(d)	100,000	73,642
Electricity Generating PCL	7,500	49,709
Intouch Holdings PCL	49,800	85,832
Kiatnakin Bank PCL	53,600	130,162
PTT PCL	14,400	194,058
Siam Cement PCL	12,000	180,212
Somboon Advance Technology PCL	20,000	13,348
Thai Oil PCL	7,100	22,548
Tisco Financial Group PCL	32,600	88,527

		1,003,346

United Kingdom - 1.3%

British American Tobacco PLC ADR	2,724	182,481
Burford Capital Ltd.	4,254	66,165
Compass Group PLC	16,864	363,625
Gamma Communications PLC	6,635	57,781
Johnson Service Group PLC	17,486	33,996
Primary Health Properties PLC REIT	14,934	23,591
Royal Dutch Shell PLC, Class A	3,968	132,234

		859,873

United States - 52.9%

3M Co.	1,829	430,492
AbbVie, Inc.	4,288	414,692
Accenture PLC, Class A	2,382	364,660
Adobe Systems, Inc. (e)	288	50,469

Aetna, Inc.	500	90,195
Aflac, Inc.	2,581	226,560
AG Mortgage Investment Trust, Inc. REIT	5,011	95,259
AGNC Investment Corp. REIT	19,218	388,011
Align Technology, Inc. (e)	852	189,306
Altria Group, Inc.	7,680	548,429
Ameren Corp.	4,286	252,831
American Electric Power Co., Inc.	3,354	246,754
American Financial Group, Inc.	1,465	159,011
Amgen, Inc.	1,890	328,671
Annaly Capital Management, Inc. REIT	46,492	552,790
Anthem, Inc.	1,291	290,488
Anworth Mortgage Asset Corp. REIT	17,238	93,775
Apollo Commercial Real Estate Finance, Inc. REIT	4,686	86,457
Apple, Inc.	2,953	499,736
Ares Commercial Real Estate Corp. REIT	4,387	56,592
ARMOUR Residential REIT, Inc.	2,784	71,604
AT&T, Inc.	18,276	710,571
Atmos Energy Corp.	1,714	147,215
Automatic Data Processing, Inc.	3,306	387,430
AutoZone, Inc. (e)	518	368,490
AvalonBay Communities, Inc. REIT	1,085	193,575
Avery Dennison Corp.	1,406	161,493
Baxter International, Inc.	7,256	469,028
Becton Dickinson and Co.	357	76,419
Berkshire Hathaway, Inc., Class B (e)	163	32,310
Blackstone Mortgage Trust, Inc., Class A REIT	3,420	110,056
Bristol-Myers Squibb Co.	6,715	411,495
CA, Inc.	3,668	122,071
Capitol Federal Financial, Inc.	5,348	71,717
Capstead Mortgage Corp. REIT	7,580	65,567
Centene Corp. (e)	1,894	191,067
Chimera Investment Corp. REIT	5,802	107,221
Cisco Systems, Inc.	10,120	387,596
Clorox Co.	2,163	321,725
CME Group, Inc.	1,769	258,362
CMS Energy Corp.	3,697	174,868
Coca-Cola Co.	1,240	56,891
Colgate-Palmolive Co.	2,134	161,010
Consolidated Edison, Inc.	9,002	764,720
Constellation Brands, Inc., Class A	681	155,656
Cooper Cos., Inc.	924	201,321
CYS Investments, Inc. REIT	11,640	93,469
Darden Restaurants, Inc.	1,907	183,110
Deciphera Pharmaceuticals, Inc. (e)	2,108	47,788
Dell Technologies, Inc., Class V (e)	1,587	128,991
Dominion Energy, Inc.	179	14,510
DTE Energy Co.	1,785	195,386
Duke Energy Corp.	9,034	759,850
Dynex Capital, Inc. REIT	8,964	62,838
Edison International	2,319	146,654
Eli Lilly & Co.	1,367	115,457
Ennis, Inc.	2,558	53,079
Enviva Partners L.P.	980	27,097
Equity LifeStyle Properties, Inc. REIT	1,764	157,031
Essex Property Trust, Inc. REIT	990	238,956
Everest Re Group Ltd.	1,532	338,970
Express Scripts Holding Co. (e)	2,964	221,233
Exxon Mobil Corp.	2,252	188,357
Facebook, Inc., Class A (e)	844	148,932
Federal Agricultural Mortgage Corp., Class C	365	28,558
FTI Consulting, Inc. (e)	1,971	84,674
Gaming and Leisure Properties, Inc.	4,411	163,207
Garmin Ltd.	2,716	161,792
Granite Point Mortgage Trust, Inc. REIT	406	7,202
Hartford Financial Services Group, Inc.	3,461	194,785
Healthcare Services Group, Inc.	1,591	83,878
Hershey Co.	1,365	154,941
Home Depot, Inc.	610	115,613
Huntington Ingalls Industries, Inc.	156	36,769
Ingredion, Inc.	835	116,733
Intel Corp.	9,073	418,810
Intuitive Surgical, Inc. (e)	2,012	734,259
Invesco Mortgage Capital, Inc. REIT	7,217	128,679
Johnson & Johnson	10,290	1,437,719
Kellogg Co.	622	42,284
Kimberly-Clark Corp.	2,697	325,420
Laboratory Corp. of America Holdings (e)	2,627	419,033

LHC Group, Inc. (e)	1,571	96,224
Marsh & McLennan Cos., Inc.	1,263	102,796
Mastercard, Inc., Class A	1,383	209,331
McDonald’s Corp.	7,042	1,212,069
MedEquities Realty Trust, Inc. REIT	6,502	72,952
MFA Financial, Inc. REIT	13,453	106,548
Microsoft Corp.	2,495	213,422
Mid-America Apartment Communities, Inc. REIT	1,305	131,231
MTGE Investment Corp. REIT	5,014	92,759
NextEra Energy, Inc.	3,854	601,956
Northfield Bancorp, Inc.	1,980	33,818
Northrop Grumman Corp.	1,976	606,454
NVR, Inc. (e)	28	98,230
Orchid Island Capital, Inc. REIT	9,463	87,817
Oritani Financial Corp.	2,816	46,182
Paychex, Inc.	2,783	189,467
PepsiCo, Inc.	6,838	820,013
PetMed Express, Inc.	2,081	94,685
PG&E Corp.	5,196	232,937
Pinnacle Foods, Inc.	1,410	83,853
Pinnacle West Capital Corp.	1,650	140,547
PPL Corp.	7,348	227,421
Procter & Gamble Co.	10,236	940,484
Progressive Corp.	5,327	300,017
QCR Holdings, Inc.	1,050	44,993
Quest Diagnostics, Inc.	1,802	177,479
Republic Services, Inc.	9,722	657,304
Royal Caribbean Cruises Ltd.	1,880	224,246
S&P Global, Inc.	1,242	210,395
Southern Co.	9,025	434,012
SP Plus Corp. (e)	2,076	77,020
Stanley Black & Decker, Inc.	1,346	228,403
Target Corp.	842	54,940
Teleflex, Inc.	647	160,987
Travelers Cos., Inc.	3,325	451,003
Two Harbors Investment Corp. REIT	7,921	128,795
UnitedHealth Group, Inc.	3,623	798,727
Unum Group	2,956	162,255
Vail Resorts, Inc.	794	168,701
Valero Energy Corp.	2,812	258,451
Verizon Communications, Inc.	15,201	804,589
Visa, Inc., Class A	1,051	119,835
Wal-Mart Stores, Inc.	3,510	346,612
Waste Management, Inc.	10,682	921,857
Waterstone Financial, Inc.	1,034	17,630
WEC Energy Group, Inc.	8,992	597,339
Westar Energy, Inc.	3,097	163,522
Xcel Energy, Inc.	12,821	616,818
Xylem, Inc.	2,370	161,634

		34,049,480

Total Common Stock (cost-$55,265,316)		64,310,920

	Principal Amount (000s)
Repurchase Agreements - 0.9%

State Street Bank and Trust Co., dated 12/29/17, 0.20%, due 1/2/18, proceeds $596,013; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $611,833 including accrued interest (cost-$596,000)	$596	596,000

Total Investments (cost-$55,861,316) (b)-100.8%		64,906,920

Liabilities in excess of other assets (g)-(0.8)%		(506,497)

Net Assets-100.0%		$64,400,423

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $618,251, representing 1.0% of net assets.

(b)	Securities with an aggregate value of $23,527,201, representing 36.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $73,642, representing 0.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Mutual Fund.
(g)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at December 31, 2017:

Description	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value December 31, 2017	Unrealized Appreciation	Unrealized Depreciation
Purchased:

27,638 Canadian Dollar settling 1/2/18	Northern Trust Company	$21,991	$21,987	—	$(4)
216,097,187 Japanese Yen settling 1/9/18	Northern Trust Company	1,921,249	1,918,270	—	(2,979)
442,728 Singapore Dollar settling 1/4/18	Northern Trust Company	331,425	331,030	—	(395)
Sold:

25,046 Canadian Dollar settling 1/2/18	Northern Trust Company	19,930	19,926	$4	—
197,527,068 Japanese Yen settling 1/9/18	Northern Trust Company	1,756,147	1,753,425	2,722	—
365,119 Singapore Dollar settling 1/4/18	Northern Trust Company	273,326	273,001	326	—
910,557 South African Rand settling 1/4/18	Northern Trust Company	74,056	73,584	472	—

				$3,524	$(3,378)

Glossary:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2017 (unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Electric Utilities	7.1%
Diversified Telecommunication Services	5.9%
Pharmaceuticals	5.9%
Insurance	5.4%
Banks	4.1%
Hotels, Restaurants & Leisure	4.0%
Healthcare Providers & Services	3.9%
Healthcare Equipment & Supplies	3.7%
Mortgage Real Estate Investment Trusts (REITs)	3.6%
Food Products	3.6%
IT Services	3.3%
Multi-Utilities	3.1%
Equity Real Estate Investment Trusts (REITs)	3.1%
Commercial Services & Supplies	3.0%
Oil, Gas & Consumable Fuels	2.8%
Household Products	2.7%
Technology Hardware, Storage & Peripherals	2.4%
Beverages	2.0%
Electronic Equipment, Instruments & Components	1.8%
Construction & Engineering	1.7%
Capital Markets	1.7%
Airlines	1.7%
Tobacco	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Communications Equipment	1.2%
Wireless Telecommunication Services	1.2%
Biotechnology	1.2%
Food & Staples Retailing	1.2%
Real Estate Management & Development	1.1%
Internet Software & Services	1.1%
Specialty Retail	1.0%
Software	1.0%
Aerospace & Defense	1.0%
Metals & Mining	0.9%
Gas Utilities	0.9%
Industrial Conglomerates	0.7%
Road & Rail	0.7%
Household Durables	0.7%
Multi-Line Retail	0.6%
Machinery	0.6%
Chemicals	0.6%
Transportation Infrastructure	0.6%
Automobiles	0.6%
Professional Services	0.5%
Media	0.5%
Construction Materials	0.4%
Containers & Packaging	0.4%
Thrifts & Mortgage Finance	0.3%
Leisure Equipment & Products	0.2%
Trading Companies & Distributors	0.2%
Auto Components	0.2%
Building Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Marine	0.1%
Textiles, Apparel & Luxury Goods	0.1%
Personal Products	0.1%
Diversified Financial Services	0.1%
Repurchase Agreements	0.9%
Liabilities in excess of other assets	(0.8)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2017 (unaudited)

	Shares	Value*
COMMON STOCK - 100.2%

Australia - 0.7%

Qantas Airways Ltd.	9,568	$37,517

Canada - 1.6%

Granite Real Estate Investment Trust REIT	2,143	83,964

China - 6.3%

China Everbright Bank Co., Ltd., Class H	130,000	60,597
China Vanke Co., Ltd., Class H	6,800	27,060
Hopewell Highway Infrastructure Ltd.	54,500	34,687
Jiangsu Expressway Co., Ltd., Class H	22,000	33,446
Kingboard Chemical Holdings Ltd.	8,000	43,153
Sinopec Shanghai Petrochemical Co., Ltd., Class H	38,000	21,602
Weichai Power Co., Ltd., Class H	58,000	63,363
Yuexiu Real Estate Investment Trust REIT	66,000	43,252

		327,160

Denmark - 1.8%

Topdanmark A/S (e)	2,201	95,057

Germany - 1.6%

Deutsche Lufthansa AG	2,266	83,216

Greece - 2.2%

Motor Oil Hellas Corinth Refineries S.A.	5,120	115,370

Hong Kong - 3.0%

Hui Xian Real Estate Investment Trust REIT	41,000	19,833
Hysan Development Co., Ltd.	9,000	47,748
Kerry Properties Ltd.	19,500	87,600

		155,181

India - 0.5%

Larsen & Toubro Infotech Ltd. (a)	676	11,717
Mphasis Ltd.	1,155	13,040

		24,757

Indonesia - 0.5%

Indo Tambangraya Megah Tbk PT	18,600	28,322

Israel - 0.3%

Orbotech Ltd. (e)	300	15,072

Italy - 2.8%

A2A SpA	10,052	18,599
Hera SpA	29,530	103,056
Immobiliare Grande Distribuzione SIIQ SpA REIT	18,390	21,271

		142,926

Japan - 9.2%

Asahi Holdings, Inc.	1,400	26,246
GungHo Online Entertainment, Inc.	23,600	64,766
Ines Corp.	1,500	15,534
Japan Airlines Co., Ltd.	800	31,256
Kamei Corp.	1,400	24,193
Noritake Co., Ltd.	500	25,274
Noritz Corp.	700	13,706
Okamura Corp.	1,800	26,296
Sankyu, Inc.	2,000	86,091
Skylark Co., Ltd.	1,000	14,209
Sumitomo Forestry Co., Ltd.	4,600	82,039
T-Gaia Corp.	2,100	48,731
Toyo Engineering Corp.	1,700	19,594

		477,935

Korea (Republic of) - 1.8%

DGB Financial Group, Inc.	2,491	24,512
Macquarie Korea Infrastructure Fund	2,122	16,353
Orion Holdings Corp.	1,495	37,216
Unid Co., Ltd.	300	13,045

		91,126

Malaysia - 0.2%

Malaysian Pacific Industries Bhd.	3,500	10,892

New Zealand - 1.1%

Air New Zealand Ltd.	25,407	57,439

Norway - 0.4%

Atea ASA (e)	1,461	20,552

Pakistan - 0.4%

Pakistan Oilfields Ltd.	3,500	18,779

Philippines - 0.4%

Semirara Mining & Power Corp.	25,160	18,547

Poland - 2.7%

Energa S.A.	30,651	111,933
PGE Polska Grupa Energetyczna S.A. (e)	7,807	26,983

		138,916

Singapore - 1.4%

Mapletree Greater China Commercial Trust REIT	24,700	22,716
Mapletree Industrial Trust REIT	23,000	34,910
RHT Health Trust UNIT	22,100	13,882

		71,508

South Africa - 0.3%

Astral Foods Ltd.	833	18,037

Switzerland - 0.2%

BKW AG	200	11,875

Taiwan - 2.8%

AU Optronics Corp.	27,000	11,221
ChipMOS TECHNOLOGIES, Inc.	34,000	30,219
Greatek Electronics, Inc.	20,000	34,900
Huaku Development Co., Ltd.	13,000	30,317
King’s Town Bank Co., Ltd.	17,000	21,254
Sigurd Microelectronics Corp.	17,000	18,790

		146,701

Thailand - 0.8%

Bangchak Corp. PCL	9,600	12,004
SPCG PCL (c)(d)	19,400	13,036
Thanachart Capital PCL (c)(d)	10,800	18,626

		43,666

Turkey - 2.1%

Anadolu Cam Sanayii AS	22,899	15,884
Aygaz AS	4,414	18,690
Tekfen Holding AS	2,907	13,017
Tupras Turkiye Petrol Rafinerileri AS	1,961	62,843

		110,434

United Arab Emirates - 0.5%

Air Arabia PJSC	70,488	23,798

United Kingdom - 4.5%

Computacenter PLC	1,471	22,900
Greggs PLC	5,010	94,495
Nomad Foods Ltd. (e)	2,175	36,779
SSP Group PLC	8,361	76,793

		230,967

United States - 50.1%

Advanced Energy Industries, Inc. (e)	190	12,821
Alon USA Partners L.P.	1,695	28,968
American Equity Investment Life Holding Co.	710	21,818
Amkor Technology, Inc. (e)	7,265	73,013
Central Garden & Pet Co. (e)	1,525	59,353
Charles River Laboratories International, Inc. (e)	965	105,619
Cherry Hill Mortgage Investment Corp. REIT	2,370	42,636
Comfort Systems USA, Inc.	240	10,476
Compass Diversified Holdings	1,005	17,035

Dana, Inc.	1,050	33,611
EMC Insurance Group, Inc.	370	10,615
Enanta Pharmaceuticals, Inc. (e)	265	15,550
Exactech, Inc. (e)	425	21,016
Extended Stay America, Inc. UNIT	4,285	81,415
Financial Institutions, Inc.	1,170	36,387
Greif, Inc., Class A	260	15,751
Halyard Health, Inc. (e)	775	35,790
Hyatt Hotels Corp., Class A (e)	330	24,268
Hyster-Yale Materials Handling, Inc.	355	30,232
IQVIA Holdings, Inc. (e)	880	86,152
Johnson Outdoors, Inc., Class A	1,035	64,263
Kadant, Inc.	445	44,678
Koppers Holdings, Inc. (e)	960	48,864
Korn/Ferry International	2,265	93,726
Lantheus Holdings, Inc. (e)	765	15,644
Lear Corp.	190	33,565
Leidos Holdings, Inc.	1,600	103,312
LGI Homes, Inc. (e)	145	10,879
M/I Homes, Inc. (e)	1,855	63,812
ManpowerGroup, Inc.	120	15,133
Mantech International Corp., Class A	495	24,844
Marriott Vacations Worldwide Corp.	890	120,337
MCBC Holdings, Inc. (e)	2,050	45,551
MDU Resources Group, Inc.	3,195	85,882
Moog, Inc., Class A (e)	1,195	103,786
Movado Group, Inc.	805	25,921
MSA Safety, Inc.	185	14,341
Owens & Minor, Inc.	805	15,198
Park-Ohio Holdings Corp.	280	12,866
Penn National Gaming, Inc. (e)	680	21,304
Phibro Animal Health Corp., Class A	665	22,278
PRA Health Sciences, Inc. (e)	1,470	133,873
Premier, Inc., Class A (e)	2,505	73,121
Progress Software Corp.	2,315	98,550
Republic Bancorp, Inc., Class A	430	16,349
Resolute Forest Products, Inc. (e)	2,595	28,675
RMR Group, Inc., Class A	215	12,750
Schweitzer-Mauduit International, Inc.	365	16,556
Surmodics, Inc. (e)	680	19,040
Tailored Brands, Inc.	1,455	31,763
TCF Financial Corp.	4,595	94,197
Teleflex, Inc.	475	118,189
Tower International, Inc.	1,245	38,035
Triple-S Management Corp., Class B (e)	1,020	25,347
Vectrus, Inc. (e)	515	15,888
Viad Corp.	1,135	62,879
Zumiez, Inc. (e)	3,210	66,848

		2,600,770

Total Investments (cost-$4,468,864) (b)-100.2%		5,200,484

Liabilities in excess of other assets-(0.2)%		(12,199)

Net Assets-100.0%		$5,188,285

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $11,717, representing 0.2% of net assets.

(b)	Securities with an aggregate value of $1,856,929, representing 35.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $31,662, representing 0.6% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

REIT - Real Estate Investment Trust

UNIT - More than one class of securities traded together.

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2017 (unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Hotels, Restaurants & Leisure	6.5%
Life Sciences Tools & Services	6.3%
Oil, Gas & Consumable Fuels	5.5%
Banks	5.2%
Airlines	4.5%
Equity Real Estate Investment Trusts (REITs)	4.4%
IT Services	4.1%
Healthcare Equipment & Supplies	4.0%
Multi-Utilities	4.0%
Real Estate Management & Development	4.0%
Semiconductors & Semiconductor Equipment	3.5%
Machinery	3.4%
Software	3.1%
Household Durables	3.0%
Electric Utilities	2.9%
Specialty Retail	2.8%
Healthcare Providers & Services	2.5%
Insurance	2.5%
Aerospace & Defense	2.3%
Leisure Equipment & Products	2.1%
Professional Services	2.1%
Auto Components	2.0%
Commercial Services & Supplies	2.0%
Food & Staples Retailing	1.8%
Food Products	1.8%
Road & Rail	1.7%
Chemicals	1.6%
Electronic Equipment, Instruments & Components	1.3%
Transportation Infrastructure	1.3%
Household Products	1.1%
Paper & Forest Products	0.9%
Construction & Engineering	0.8%
Mortgage Real Estate Investment Trusts (REITs)	0.8%
Containers & Packaging	0.6%
Metals & Mining	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Trading Companies & Distributors	0.5%
Pharmaceuticals	0.4%
Gas Utilities	0.4%
Diversified Financial Services	0.3%
Capital Markets	0.3%
Biotechnology	0.3%
Building Products	0.3%
Independent Power Producers & Energy Traders	0.3%
Liabilities in excess of other assets	(0.2)%

100.0%

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of the AllianzGI Institutional Multi-Series Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC(the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Trust’s Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Trust’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board may determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

On July 31, 2017, the AllianzGI Discovery U.S. Portfolio was liquidated and dissolved.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or the Trust’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended December 31, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stock) —Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2017 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Investments in Securities - Assets
Corporate Bonds & Notes	—	$82,005,619	—	$82,005,619
U.S. Treasury Obligations	—	51,410,723	—	51,410,723
U.S. Government Agency Securities	—	43,099,028	—	43,099,028
Sovereign Debt Obligations	—	18,830,001	—	18,830,001
Repurchase Agreements	—	686,000	—	686,000

	—	196,031,371	—	196,031,371

Other Financial Instruments* – Assets
Interest Rate Contracts	$80,077	—	—	80,077

Totals	$80,077	$196,031,371	—	$196,111,448

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Investments in Securities - Assets
Common Stock:
Australia	—	$698,631	—	$698,631
China	$174,775	1,537,383	—	1,712,158
Denmark	—	294,578	—	294,578
Finland	—	349,790	—	349,790
France	103,600	1,036,167	—	1,139,767
Germany	25,827	257,451	—	283,278
Hong Kong	784,729	651,283	—	1,436,012
Hungary	112,425	212,372	—	324,797
Indonesia	—	345,294	—	345,294
Israel	48,502	284,864	—	333,366
Italy	38,277	386,151	—	424,428
Japan	69,584	8,587,209	—	8,656,793
Korea (Republic of)	441,403	906,906	—	1,348,309
Malaysia	214,704	608,096	—	822,800
Netherlands	29,534	364,772	—	394,306
New Zealand	232,547	124,061	—	356,608
Norway	—	117,914	—	117,914
Poland	28,098	202,460	—	230,558

Singapore	335,939	844,067	—	1,180,006
South Africa	—	20,269	—	20,269
Spain	131,814	20,729	—	152,543
Switzerland	100,424	1,370,873	—	1,471,297
Taiwan	206,488	3,206,410	—	3,412,898
Thailand	326,092	603,612	$73,642	1,003,346
United Kingdom	364,014	495,859	—	859,873
All Other	36,941,301	—	—	36,941,301
Repurchase Agreements	—	596,000	—	596,000

	40,710,077	24,123,201	73,642	64,906,920

Other Financial Instruments* – Assets
Foreign Exchange Contracts	—	3,524	—	3,524

Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	—	(3,378)	—	(3,378)

Totals	$40,710,077	$24,123,347	$73,642	$64,907,066

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/17
Investments in Securities - Assets
Common Stock:
Australia	—	$37,517	—	$37,517
China	$43,252	283,908	—	327,160
Denmark	—	95,057	—	95,057
Germany	—	83,216	—	83,216
Hong Kong	67,581	87,600	—	155,181
India	—	24,757	—	24,757
Indonesia	—	28,322	—	28,322
Italy	21,271	121,655	—	142,926
Japan	—	477,935	—	477,935
Korea (Republic of)	66,614	24,512	—	91,126
Malaysia	—	10,892	—	10,892
Pakistan	—	18,779	—	18,779
Poland	—	138,916	—	138,916
Singapore	57,626	13,882	—	71,508
Switzerland	—	11,875	—	11,875
Taiwan	30,317	116,384	—	146,701
Thailand	12,004	—	$31,662	43,666
Turkey	—	110,434	—	110,434
United Kingdom	59,679	171,288	—	230,967
All Other	2,953,549	—	—	2,953,549

Totals	$3,311,893	$1,856,929	$31,662	$5,200,484

At December 31, 2017, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2(a)	Level 2 to Level 1(b)
AllianzGI Best Styles Global Managed Volatility	$56,241	$2,203,907
AllianzGI Global Small-Cap Opportunities	108,377	241,021

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2017, which was applied on December 31, 2017.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2017, which was not applied on December 31, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2017, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities - Assets
Common Stock:
Thailand	$165,313	$—	$(78,102)	$—	$(8,221)	$(5,348)	$—	$—	$73,642

AllianzGI Global Small-Cap Opportunities:

	Beginning Balance 9/30/17	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/17
Investments in Securities - Assets
Common Stock:
Thailand	$22,445	$17,678	$(10,950)	$—	$243	$2,246	$—	$—	$31,662

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at December 31, 2017:

AllianzGI Best Styles Global Managed Volatility:

	Ending Balance at 12/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$73,642	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 24.00

AllianzGI Global Small-Cap Opportunities:

	Ending Balance at 12/31/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Common Stock	$31,662	Market/Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB 21.90-56.21

*	Other financial instruments are derivatives, such as futures contracts and forward foreign currency contracts which are valued at the unrealized appreciation (depreciation) of the instrument.

THB – Thai Baht

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Portfolios held at December 31, 2017 was:

AllianzGI Best Styles Global Managed Volatility	$(6,724)
AllianzGI Global Small-Cap Opportunities	2,110

At December 31, 2017, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	196,570,185	1,214,244	1,672,981	(458,737)
AllianzGI Best Styles Global Managed Volatility	55,896,209	9,509,571	498,714	9,010,857
AllianzGI Global Small-Cap Opportunities	4,468,947	785,108	53,571	731,537

(1) Differences, if any, between book and tax cost basis are primarily attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 26, 2018

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: February 26, 2018

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: February 26, 2018